Note 8 - Income Taxes	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
8.
Income Taxes

The Company files a consolidated federal and various state income tax returns. The provision for income taxes is as follows:

	2019	2018
	(In thousands)
Current:
Federal	$(283)	$(1,901)
State	93	352
Total	(190)	(1,549)

Deferred:
Federal	$1,220	$(5,560)
State	(310)	(117)
Total	910	(5,677)
Total income taxes (1)	$720	$(7,226)
(
1
) Income tax expense (benefit) included in the financial statements is comprised of (
$12.8
) million  and (
$1.3
) million from continuing operations and
$13.5
million and (
$5.9
) million from discontinued operations in
2019
and
2018,
respectively.
A reconciliation for continuing operations of the expected U.S. statutory rate to the effective rate follows:

	2019	2018
Computed (expected tax rate)	21.0%	31.5%
State income taxes (net of federal tax benefit)	3.2	2.9
State tax credits	0.7	(4.8)
Federal credits	1.0	(6.8)
Manufacturer’s deduction	-	0.4
Addition to uncertain tax positions	1.0	2.0
Difference between statutory and actual rate	-	(10.5)
Other permanent differences not deductible	(0.2)	(3.7)
Change in valuation allowance	(0.2)	22.6
Return to provision federal	(0.1)	(4.5)
Tax rate change	-	(42.1)
Other	(0.5)	(2.1)
Effective income tax rate	25.9%	(15.1)%

The effective tax rate for continuing operations was
25.9%
in
2019
and (
15.1
)% in
2018.
  The increase of
41.0
percentage points in the effective tax rate for the year is the result of the change in income tax rate resulting from the Tax Cuts and Jobs Act. The change in income tax rate resulted in a
42.1
percentage point decrease in the
2018
tax rate and it did
not
impact the
2019
income tax rate.

On
December 22, 2017,
the President of the United States signed into law the Tax Cuts and Jobs Act tax reform legislation. This legislation makes significant changes in U.S. tax law including a reduction in the corporate tax rates, changes to net operating loss carryforwards and carrybacks, and a repeal of the corporate alternative minimum tax. The legislation reduced the U.S. corporate tax rate from
31.5%
for the Company's fiscal
2018
and then down to
21%
starting in fiscal
2019.
As a result of the enacted law, the Company was required to revalue deferred tax assets and liabilities at the rate in effect during their scheduled reversal. This revaluation resulted in a benefit of
$3.3
million to income tax expense and a corresponding reduction in the net deferred tax liability as of
March 31, 2018.
The other provisions of the Tax Cuts and Jobs Act did
not
have a material impact on the fiscal
2018
consolidated financial statements.

The following is a summary of the significant components of the Company's deferred income tax assets and liabilities as of
March 31:

	2019	2018
	(In thousands)
Deferred income tax assets:
Future tax credits	$5,124	$5,030
Restructuring reserve	1,071	2,374
Employee benefits	2,030	2,440
Insurance	312	361
Other comprehensive loss	6,250	8,500
Interest	12	31
Future federal tax credits	654	443
Prepaid revenue	528	403
Other	298	714
Net operating loss and other tax attribute carryovers	5,628	4,512
Total assets	21,907	24,808
Deferred income tax liabilities:
Property basis and depreciation difference	13,049	11,750
Inventory valuation	534	964
Intangibles	286	325
Pension	1,633	2,328
Total liabilities	15,502	15,367
Valuation allowance - non-current	3,988	3,865
Net deferred income tax asset	$2,417	$5,576

Net non-current deferred income tax assets of
$2.4
million as of
March
31,
2019
and
$5.6
million as of
March
31,
2018
are recognized in the Consolidated Balance Sheets.

The Company has State tax credit carryforwards amounting to
$1.5
million (California, net of Federal impact),
$1.5
million (New York, net of Federal impact), and
$2.2
million (Wisconsin, net of Federal impact), which are available to reduce future taxes payable in each respective state through
2034
(Wisconsin), through
2034
(New York), and through
2028
(California). The Company has performed the required assessment regarding the realization of deferred tax assets and at
March
31,
2019,
the Company has recorded a valuation allowance amounting to
$4.0
million, which relates primarily to tax credit carryforwards which management has concluded it is more likely than not
they will
not
all be realized in the ordinary course of operations. Although realization is not
assured, management has concluded that it is more likely than not
that the deferred tax assets for which a valuation allowance was determined to be unnecessary, will be realized in the ordinary course of operations. The amount of net deferred tax assets considered realizable, however, could be reduced if actual future income or income taxes rates are lower than estimated or if there are differences in the timing or amount of future reversals of existing taxable or deductible temporary differences.

Current rules on the accounting for uncertainty on income taxes prescribe a minimum recognition threshold for a tax position taken or expected to be taken in a tax return that is required to be met before being recognized in the financial statements. Those rules also provide guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company classifies the liability for uncertain tax positions in other accrued expenses or other long-term liabilities depending on their expected settlement. The change in the liability for the years ended
March
31,
2019
and
2018
consists of the following:

	2019	2018
	(In thousands)
Beginning balance	$855	$715

Tax positions related to current year:
Additions	26	9

Tax positions related to prior years:
Additions	-	154
Reductions	(2)	(23)
Lapses in statues of limitations	(483)	-
Balance as of March 31,	$396	$855

Neither balances at
March
31,
2019
nor
2018
include tax positions that are highly certain but for which there is uncertainty about the timing. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of these positions would not
impact the annual effective tax rate but would accelerate the payment of cash to the tax authority to an earlier period.

The Company recognizes interest and penalties accrued on unrecognized tax benefits as well as interest received from favorable settlements within income tax expense. During the years ended
March
31,
2019
and
2018,
the Company recognized approximately
$0.1
million decrease and
$0.0
million, respectively, in interest and penalties. As of
March
31,
2019
and
2018,
the Company had approximately
$0.0
million and
$0.1
million, respectively, of interest and penalties accrued associated with unrecognized tax benefits.

Although management believes that an adequate provision has been made for uncertain tax positions, there is the possibility that the ultimate resolution could have an adverse effect on the earnings of the Company. Conversely, if resolved favorably in the future, the related provisions would be reduced, thus having a positive impact on earnings. During
2019,
the statute of limitations lapsed on a number of uncertain tax positions and the lapse results in the positions no
longer being uncertain.  Therefore, in accordance with its accounting policies, the Company recorded a decrease to the liability and a decrease to tax expense of
$0.5
million.

The federal income tax returns for years after
March 31, 2015
are subject to examination.